Annual Fund Operating Expenses - The Hartford Small Company Fund	Mar. 01, 2021
Class A
Operating Expenses:
Management fees	0.81%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.26%
Total annual fund operating expenses	1.32%
Class C
Operating Expenses:
Management fees	0.81%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.33%
Total annual fund operating expenses	2.14%
Class I
Operating Expenses:
Management fees	0.81%
Distribution and service (12b-1) fees	none
Other expenses	0.19%
Total annual fund operating expenses	1.00%
Class R3
Operating Expenses:
Management fees	0.81%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.30%
Total annual fund operating expenses	1.61%
Class R4
Operating Expenses:
Management fees	0.81%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.24%
Total annual fund operating expenses	1.30%
Class R5
Operating Expenses:
Management fees	0.81%
Distribution and service (12b-1) fees	none
Other expenses	0.20%
Total annual fund operating expenses	1.01%
Class R6
Operating Expenses:
Management fees	0.81%
Distribution and service (12b-1) fees	none
Other expenses	0.09%
Total annual fund operating expenses	0.90%
Class Y
Operating Expenses:
Management fees	0.81%
Distribution and service (12b-1) fees	none
Other expenses	0.15%
Total annual fund operating expenses	0.96%
Class F
Operating Expenses:
Management fees	0.81%
Distribution and service (12b-1) fees	none
Other expenses	0.09%
Total annual fund operating expenses	0.90%